Statement of comprehensive income - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income
Earnings for the year		R 6,074	R 10,146	R 21,513
Other comprehensive income, net of tax
Items that can be subsequently reclassified to the income statement		1,353	6,068	(8,931)
Effect of translation of foreign operations		1,533	5,237	(10,074)
Effect of cash flow hedges	[1]	(287)	1,233	1,821
Fair value of investments available-for-sale			13	11
Tax on items that can be subsequently reclassified to the income statement	[2]	107	(415)	(689)
Items that cannot be subsequently reclassified to the income statement		(265)	(54)	743
Remeasurements on post-retirement benefit obligations	[3]	(531)	(80)	1,114
Fair value of investments through other comprehensive income		136
Tax on items that cannot be subsequently reclassified to the income statement		130	26	(371)
Total comprehensive income for the year		7,162	16,160	13,325
Attributable to
Owners of Sasol Limited		5,377	14,727	12,234
Non-controlling interests in subsidiaries		1,785	1,433	1,091
Total comprehensive income for the year		R 7,162	R 16,160	R 13,325

[1]	These amounts include the loss of R1 400 million (2018 - R286 million; 2017 - R302 million) on the revaluation of the cash flow hedge pertaining to the interest rate swap and a gain of R1 115 million relating to the reclassification of the swap to profit and loss on termination of the hedge relationship.
[2]	The amount is mainly on the cash flow hedge.
[3]	Includes the effect of a loss /(gain) of R58 million (2018 - R1 051 million; 2017 - (R105 million)) relating to the movement in the asset limitation, as well as a loss/(gain) of R83 million (2018 - R1 million; 2017 - R50 million) on reimbursive rights related to post-retirement benefits, recognised in long-term receivables.